INCOME TAXES (Income (Loss) Before Income Taxes) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
INCOME TAXES [Abstract]
PRC	$ 11,344	68,669	(3,150)	107,299
Non-PRC	(748)	(4,526)	(2,870)	(6,906)
Income (loss) before income tax expense	$ 10,596	64,143	(6,020)	100,393